Post-Employment and Other Long-Term Employees Benefits	12 Months Ended
Dec. 31, 2021
Compensation And Retirement Disclosure [Abstract]
Post-Employment and Other Long-Term Employees Benefits
16.	POST-EMPLOYMENT AND OTHER LONG-TERM EMPLOYEES BENEFITS

The Company and its subsidiaries have a number of defined benefit pension plans, mainly unfunded, and other long-term employees’ benefits covering employees in various countries.  The defined benefit plans provide pension benefits based on years of service and employee compensation levels.  The other long-term employees’ plans provide benefits due during the employees’ period of service after certain seniority levels.  The Company uses December 31 as measurement date for its plans.  Eligibility is generally determined in accordance with local statutory requirements.  For Italian termination indemnity plan (“TFR”), generated before July 1, 2007, the Company measures the vested benefits to which Italian employees are entitled as if the amounts were immediately due as at December 31, 2021, in compliance with U.S. GAAP guidance on determining vested benefit obligations for defined benefit pension plans.

The changes in benefit obligation and plan assets were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Change in benefit obligation:
Benefit obligation at beginning of year	1,216	1,036	101	88
Service cost	36	31	13	11
Interest cost	21	21	1	1
Employee contributions	4	4	—	—
Plan amendments	—	1	—	—
Benefits paid	(25)	(13)	(5)	(11)
Effect of settlement	(8)	(2)	—	—
Business combination	3	—	—	—
Actuarial (gain) loss	(48)	83	—	3
Foreign currency translation and other adjustments	(34)	55	(16)	9
Benefit obligation at end of year	1,165	1,216	94	101

Change in plan assets:
Plan assets at fair value at beginning of year	718	597	—	—
Actual return on plan assets	32	84	—	—
Employer contributions	17	17	—	—
Employee contributions	4	4	—	—
Benefits paid	(12)	(3)	—	—
Effect of settlement	(8)	—	—	—
Business combination	2	—	—	—
Foreign currency translation and other adjustments	(10)	19	—	—
Plan assets at fair value at end of year	743	718	—	—
Funded status	(422)	(498)	(94)	(101)

The actuarial gains in 2021 were primarily due to an increase in discount rates applied against future expected benefit payments and resulted in a decrease of the benefit obligation mainly for the plans located in France, in the United Kingdom and in the United States. The actuarial losses incurred during 2020 were primarily due to a decrease in discount rates applied against future expected benefit payments and resulted in an increase of the benefit obligation mainly for the plans located in the United Kingdom and in the United States.

Net amount recognized in the consolidated balance sheets consisted of the following:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Non-current assets	15	4	—	—
Current liabilities	(11)	(9)	(4)	(4)
Long-term liabilities	(426)	(493)	(90)	(97)
Net amount recognized	(422)	(498)	(94)	(101)

The components of accumulated other comprehensive loss (income) before tax effects were as follows:

	Actuarial (gains)/losses	Prior service cost	Total
Accumulated other comprehensive loss as at December 31, 2019	197	3	200
Net amount generated/arising in current year	21	1	22
Amortization	(13)	(1)	(14)
Foreign currency translation adjustment	11	—	11
Accumulated other comprehensive loss as at December 31, 2020	216	3	219
Net amount generated/arising in current year	(56)	—	(56)
Amortization	(12)	(1)	(13)
Foreign currency translation adjustment	(6)	—	(6)
Accumulated other comprehensive loss as at December 31, 2021	142	2	144

The accumulated benefit obligations were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Accumulated benefit obligations	1,004	1,053	79	83

For pension plans and other long-term benefits with accumulated benefit obligations in excess of plan assets, the accumulated benefit obligation and fair value of plan assets were $528 million and $134 million, respectively, as at December 31, 2021 and $773 million and $327 million, respectively, as at December 31, 2020.

For pension plans with projected benefit obligations in excess of plan assets, the benefit obligation and fair value of plan assets were $1,030 million and $499 million, respectively, as at December 31, 2021 and $1,177 million and $675 million, respectively, as at December 31, 2020.

The components of the net periodic benefit cost included the following:

	Pension Benefits			Other Long-term Benefits
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Service cost	36	31	27	13	11	5
Interest cost	21	21	24	1	1	1
Expected return on plan assets	(24)	(23)	(22)	—	—	—
Amortization of actuarial net loss (gain)	12	12	10	—	3	7
Amortization of prior service cost	1	1	1	—	—	—
Effect of settlement	—	1	3	—	—	—
Net periodic benefit cost	46	43	43	14	15	13

Pension benefits components other than service cost, recognized outside of Operating income in “Other components of pension benefit costs” in the Company’s consolidated statements of income, were $10 million, $12 million and $16 million in the years ended December 31, 2021, 2020 and 2019, respectively.

The weighted average assumptions used in the determination of the benefit obligation and the plan assets for the pension plans and the other long-term benefits were as follows:

Assumptions	2021	2020
Discount rate	1.84%	1.45%
Salary increase rate	2.27%	2.43%
Expected long-term rate of return on funds for the pension expense of the following year	3.19%	3.44%

The weighted average assumptions used in the determination of the net periodic benefit cost for the pension plans and the other long-term benefits were as follows:

Assumptions	2021	2020	2019
Discount rate	1.45%	1.95%	2.75%
Salary increase rate	2.43%	2.48%	2.32%
Expected long-term rate of return on funds for the pension expense of the year	3.44%	4.04%	4.16%

The discount rate was determined by reference to market yields on high quality long-term corporate bonds applicable to the respective country of each plan, with terms consistent with the terms of the benefit obligations.  In developing the expected long-term rate of return on assets, the Company modelled the expected long-term rates of return for broad categories of investments held by the plan against a number of various potential economic scenarios.

The Company’s pension plan asset allocation as at December 31, 2021 and December 31, 2020 is as follows:

	Percentage of Plan Assets at December
Asset Category	2021	2020
Cash and cash equivalents	1%	1%
Equity securities	17%	23%
Government debt securities	12%	12%
Corporate debt securities	22%	15%
Investments in funds(a)	21%	21%
Real estate	1%	2%
Other (mainly insurance assets – contracts and reserves)	26%	26%
Total	100%	100%

(a)

As at December 31, 2021, investments in funds were composed of commingled and multi-strategy funds invested in diversified portfolios of fixed income (73%) - mainly corporate bonds, equity (15%) and other instruments (12%).  As at December 31, 2020, investments in funds were composed of commingled and multi-strategy funds invested in diversified portfolios of fixed income (72%) - mainly corporate bonds, equity (13%) and other instruments (15%).

As at December 31, 2021, the Company’s plan asset allocation was in line with the targets set for each plan.

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2021 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	5	5	—	—
Equity securities	130	2	128	—
Government debt securities	87	—	87	—
Corporate debt securities	164	—	139	25
Investment funds	156	1	155	—
Real estate	10	—	10	—
Other (mainly insurance assets – contracts and reserves)	191	—	49	142
TOTAL	743	8	568	167

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2020 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	4	4	—	—
Equity securities	167	2	165	—
Government debt securities	86	—	86	—
Corporate debt securities	105	—	81	24
Investment funds	153	3	150	—
Real estate	11	—	11	—
Other (mainly insurance assets – contracts and reserves)	192	—	54	138
TOTAL	718	9	547	162

The fair value of insurance contracts is based on the value of the assets held by the provider.  The approach is consistent with prior years.

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2021 and December 31, 2021 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2021	162
Contributions (employer and employee)	15
Actual return on plan assets	2
Net benefit payments (a)	1
Settlements	(8)
Foreign currency translation adjustment	(5)
December 31, 2021	167

(a)	Net cash flows between benefits paid from the insurance contracts and benefits transferred into the insurance contracts by employees.

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2020 and December 31, 2020 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2020	113
Contributions (employer and employee)	14
Actual return on plan assets	2
Net benefit payments (a)	11
Settlements	—
Transfer in Level 3	10
Foreign currency translation adjustment	12
December 31, 2020	162

(a)	Net cash flows between benefits paid from the insurance contracts and benefits transferred into the insurance contracts by employees.

The Company’s investment strategy for its pension plans is to optimize the long-term investment return on plan assets in relation to the liability structure to maintain an acceptable level of risk while minimizing the cost of providing pension benefits and maintaining adequate funding levels in accordance with applicable rules in each jurisdiction.  The Company’s practice is to periodically conduct a review of its asset allocation strategy, in such a way that the asset allocation is in line with the targeted asset allocation within reasonable boundaries.  The Company’s asset portfolios are managed in such a way as to achieve adapted diversity.  The Company does not manage any assets internally.

After considering the funded status of the Company’s defined benefit plans, movements in the discount rate, investment performance and related tax consequences, the Company may choose to make contributions to its pension plans in any given year in excess of required amounts.  The Company’s contributions to plan assets were $17 million in 2021 and $17 million in 2020 and the Company expects to contribute $26 million to plan assets in 2022.

The Company’s estimated future benefit payments as at December 31, 2021 are as follows:

Years	Pension Benefits	Other Long-term Benefits
2022	38	5
2023	39	4
2024	48	7
2025	57	9
2026	67	8
From 2027 to 2031	299	41

The Company has certain defined contribution plans, which accrue benefits for employees on a pro-rata basis during their employment period based on their individual salaries.  The Company’s accrued benefits related to defined contribution pension plans for $23 million as at December 31, 2021 and $23 million as at December 31, 2020.  The annual cost of these plans amounted to approximately $101 million in 2021, $91 million in 2020 and $86 million in 2019.